Debt Schedule of Interest Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Interest incurred	$ 121.1	$ 147.7	$ 185.2
Interest capitalized	(0.8)	(2.7)	(1.4)
Interest expensed	$ 120.3	$ 145.0	$ 183.8